Other payables and accrued liabilities	6 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 7 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Other payables	$385,130	$394,228
Salary payables	710,012	553,631
Accrued expenses and other	514,106	525,508
Total other payables and accrued liabilities	$1,609,248	$1,473,367